Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 1

A. DATES		Begin	End	#days
1	Determination Date		7/18/2012
2	Payment Date		7/20/2012
3	Collection Period	5/28/2012	6/30/2012	34
4	Monthly Interest Period- Actual	6/21/2012	7/19/2012	29
5	Monthly Interest- Scheduled			29

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	214,000,000.00	—	45,298,211.41	168,701,788.59	0.7883261
7	Class A-2 Notes	481,000,000.00	481,000,000.00	—	—	481,000,000.00	1.0000000
8	Class A-3 Notes	461,000,000.00	461,000,000.00	—	—	461,000,000.00	1.0000000
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$1,250,000,000.00	$—	$45,298,211.41	$1,204,701,788.59

11	Overcollateralization	224,926,390.73	224,926,390.73			233,708,635.05

12	Total Securitization Value	$1,474,926,390.73	$1,474,926,390.73			$1,438,410,423.64

13	NPV Lease Payments Receivable	613,692,648.78	613,692,648.78			583,704,828.98
14	NPV Base Residual	861,233,741.95	861,233,741.95			854,705,594.66

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.33206%	57,243.45	0.2674928	45,355,454.87	211.9413779
16	Class A-2 Notes		0.66000%	255,731.67	0.5316667	255,731.67	0.5316667
17	Class A-3 Notes		0.87000%	323,084.17	0.7008333	323,084.17	0.7008333
18	Class A-4 Notes		1.06000%	80,265.56	0.8538889	80,265.56	0.8538889

	Equals: Total Securities			716,324.84		46,014,536.25

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	29,681,974.78
20	Pull Ahead Waived Payments	112,330.28
21	Sales Proceeds - Early Terminations	16,503,549.24
22	Sales Proceeds - Scheduled Terminations	914,162.03
23	Security Deposits for Terminated Accounts	9,049.00
24	Excess Wear and Tear Received	1,188.70
25	Excess Mileage Charges Received	24,506.85
26	Other Recoveries Received	—

27	Subtotal: Total Collections	47,246,760.88

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	1,880.70

31	Total Available Funds, prior to Servicer Advances	47,248,641.58

32	Servicer Advance	—

33	Total Available Funds	47,248,641.58

34	Reserve Account Draw	—

35	Available for Distribution	47,248,641.58

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,229,105.33
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		716,324.84
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	45,298,211.41
49	Regular Principal Distribution Amount	58,639,746.81
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		45,298,211.41
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,250,000,000.00
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,438,410,423.64)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,250,000,000.00
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(1,191,360,253.19)

61	Regular Principal Distribution Amount	58,639,746.81

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,438,410,423.64
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)	(247,050,170.45)

65	Targeted Note Balance	1,191,360,253.19

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	47,248,641.58
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	1,229,105.33
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	716,324.84
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	45,298,211.41
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	45,298,211.41

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		7,374,631.95
85	Initial Reserve Account Balance		7,374,631.95
86	Beginning Reserve Account Balance		7,374,631.95
87	Plus: Net Investment Income for the Collection Period		303.02

88	Subtotal: Reserve Fund Available for Distribution		7,374,934.97
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		7,374,934.97
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		303.02

93	Equals: Ending Reserve Account Balance		7,374,631.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	53	870,635.47
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(914,162.03)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
99	Less: Excess Wear and Tear Received		(1,188.70)
100	Less: Excess Mileage Received		(24,506.85)

101	Current Period Net Residual Losses/(Gains)	53	(69,222.11)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	—	—
104	Current Period Net Residual Losses (Item 101)	53	(69,222.11)

105	Ending Cumulative Net Residual Losses	53	(69,222.11)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 3

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,474,926,391	1,438,410,424
109	Aggregate Base Residual Value			1,006,540,717	993,843,553
110	Number of Current Contracts			64,099	63,249
111	Weighted Average Lease Rate			2.96%	2.95%
112	Average Remaining Term			27.5	26.6
113	Average Original Term			38.3	38.3
114	Proportion of Base Prepayment Assumption Realized				262.90%
115	Actual Monthly Prepayment Speed				0.94%
116	Turn-in Ratio on Scheduled Terminations				83.02%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		64,099	1,644,563,366	1,474,926,391
118	Depreciation/Payments			(22,283,496)	(20,237,189)
119	Gross Credit Losses		—	—	—
120	Early Terminations - Regular		(756)	(15,746,047)	(14,744,688)
121	Early Terminations - Lease Pull Aheads		(41)	(696,229)	(663,455)
122	Scheduled Terminations - Returned to VCI	759,383	(44)	(742,031)	(722,339)
123	Scheduled Terminations - Purchased	154,779	(9)	(155,647)	(148,296)

124	Pool Balance - End of Period		63,249	1,604,939,917	1,438,410,424

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		63,154	1,436,245,924	99.85%
127	31 - 90 Days Delinquent		95	2,164,500	0.15%
128	91+ Days Delinquent		—	—	0.00%

129	Total		63,249	1,438,410,424	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			—	—
132	Aggregate Liquidation Proceeds on charged-off units				—
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				—

136	Current Period Aggregate Net Credit Losses/(Gains)			—	—

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			—	—
139	Current Period Net Credit Losses (Item 136)			—	—

140	Ending Cumulative Net Credit Losses			—	—

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

					Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity				—
144	61 - 120 Days since Contract Maturity				—
145	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader - Structured Finance
Date:	July 18, 2012

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
8/20/2012	16,882,454
9/20/2012	22,925,263
10/20/2012	21,750,808
11/20/2012	24,619,990
12/20/2012	25,131,952
1/20/2013	20,683,508
2/20/2013	19,007,166
3/20/2013	22,755,547
4/20/2013	30,692,175
5/20/2013	42,289,598
6/20/2013	35,578,954
7/20/2013	28,861,959
8/20/2013	26,763,596
9/20/2013	25,843,740
10/20/2013	29,485,750
11/20/2013	35,529,867
12/20/2013	36,842,131
1/20/2014	40,657,560
2/20/2014	42,236,971
3/20/2014	33,588,791
4/20/2014	33,227,369
5/20/2014	28,618,503
6/20/2014	25,603,357
7/20/2014	24,556,466
8/20/2014	43,912,980
9/20/2014	56,918,861
10/20/2014	69,462,499
11/20/2014	66,783,851
12/20/2014	53,088,521
1/20/2015	57,804,858
2/20/2015	63,795,644
3/20/2015	53,509,563
4/20/2015	50,695,852
5/20/2015	59,836,243
6/20/2015	50,219,592
7/20/2015	11,718,663
8/20/2015	14,298,041
9/20/2015	11,786,139
10/20/2015	12,405,570
11/20/2015	17,560,382
12/20/2015	14,831,395
1/20/2016	5,981,271
2/20/2016	6,205,652
3/20/2016	5,252,465
4/20/2016	5,973,216
5/20/2016	6,928,093
6/20/2016	5,262,273
7/20/2016	45,327
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—

Total:	1,438,410,423.64

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month